Group Cash Flow Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Cash Flow [Line Items]
Profit from operations	£ 9,313		£ 4,655
Adjustments for
– depreciation, amortisation and impairment costs	1,038		607
– (increase)/decrease in inventories	(192)		(638)
– decrease/(increase) in trade and other receivables	502		87
– increase in amounts recoverable in respect of Quebec class action			(242)
– increase/(decrease) in provision for Master Settlement Agreement	1,364
– increase/(decrease) in trade and other payables	123		428
– decrease in net retirement benefit liabilities	(100)		(145)
– (decrease)/increase in other provisions for liabilities	(107)		141
– other non-cash items	31
Cash generated from operating activities	11,972		4,893
Dividends received from associates	214		962
Tax paid	(1,891)		(1,245)
Net cash generated from operating activities	10,295		4,610
Cash flows from investing activities
Interest received	52		62
Purchases of property, plant and equipment	(758)		(586)
Proceeds on disposal of property, plant and equipment	38		93
Purchases of intangibles	(185)		(88)
Purchases of investments	(320)		(109)
Proceeds on disposals of investments	167		22
Investment in associates and acquisitions of other subsidiaries net of cash acquired	(32)		(57)
Proceeds on disposal of non-core business net of cash disposed	17
Proceeds from associates' share buy-backs			23
Net cash used in investing activities	(1,021)		(640)
Cash flows from financing activities
Interest paid	(1,559)		(641)
Proceeds from increases in and new borrowings	2,111		3,476
Inflows/(outflows) relating to derivative financial instruments	49		(26)
Purchases of own shares held in employee share ownership trusts	(139)		(64)
Reductions in and repayments of borrowings	(5,596)		(3,840)
Dividends paid to owners of the parent	(4,347)		(2,910)
Purchases of non-controlling interests	(11)		(70)
Dividends paid to non-controlling interests	(142)		(147)
Other	4		(7)
Net cash (used in)/from financing activities	(9,630)		(4,229)
Net cash flows generated (used in)/from operating, investing and financing activities	(356)		(259)
Differences on exchange	(138)		180
(Decrease)/increase in net cash and cash equivalents in the year	(494)		(79)
Net cash and cash equivalents at 1 January	2,822	£ 1,651	1,730
Net cash and cash equivalents at 31 December	2,328	2,822	£ 1,651
Restatement Adjustments
Statement of Cash Flow [Line Items]
Profit from operations		6,412
Adjustments for
– depreciation, amortisation and impairment costs		902
– (increase)/decrease in inventories		1,409
– decrease/(increase) in trade and other receivables		(732)
– increase in amounts recoverable in respect of Quebec class action		(130)
– increase/(decrease) in provision for Master Settlement Agreement		(934)
– increase/(decrease) in trade and other payables		(685)
– decrease in net retirement benefit liabilities		(131)
– (decrease)/increase in other provisions for liabilities		(78)
– other non-cash items		86
Cash generated from operating activities		6,119
Dividends received from associates		903
Tax paid		(1,675)
Net cash generated from operating activities		5,347
Cash flows from investing activities
Interest received		83
Purchases of property, plant and equipment		(791)
Proceeds on disposal of property, plant and equipment		95
Purchases of intangibles		(187)
Purchases of investments		(170)
Proceeds on disposals of investments		160
Acquisition of Reynolds American Inc. net of cash acquired		(17,657)
Investment in associates and acquisitions of other subsidiaries net of cash acquired		(77)
Net cash used in investing activities		(18,544)
Cash flows from financing activities
Interest paid		(1,114)
Proceeds from increases in and new borrowings		40,937
Inflows/(outflows) relating to derivative financial instruments		(406)
Purchases of own shares held in employee share ownership trusts		(205)
Reductions in and repayments of borrowings		(20,827)
Dividends paid to owners of the parent		(3,465)
Dividends paid to non-controlling interests		(167)
Other		6
Net cash (used in)/from financing activities		14,759
Net cash flows generated (used in)/from operating, investing and financing activities		1,562
Differences on exchange		(391)
(Decrease)/increase in net cash and cash equivalents in the year		1,171
Net cash and cash equivalents at 1 January	£ 2,822
Net cash and cash equivalents at 31 December		£ 2,822